Goldman Sachs Financial Square Treasury Obligations Fund Annual Fund Operating Expenses - Institutional Shares [Member] - Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Shares
Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.20%